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                          VAN KAMPEN AMERICAN CAPITAL
                    SUPPLEMENT DATED JANUARY 2, 1998 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 28, 1997
                     VKAC GLOBAL GOVERNMENT SECURITIES FUND
           STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 28, 1997
                              VKAC HIGH YIELD FUND
                           VKAC STRATEGIC INCOME FUND
                               VKAC UTILITY FUND
    STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 21, 1997
                        VKAC GLOBAL MANAGED ASSETS FUND
                                VKAC HARBOR FUND
    STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997, AS PREVIOUSLY
                                SUPPLEMENTED ON
                       JULY 21, 1997 AND AUGUST 15, 1997
                     VKAC LIMITED MATURITY GOVERNMENT FUND

    The Distributor has entered into agreements with Merrill Lynch ("Merrill") under which the Fund shall be offered pursuant to the Merrill Program. Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance programs should contact Merrill for further information concerning the Merrill Program including, but not limited to, minimum size and operational requirements.